Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions
19.	RELATED PARTY BALANCES AND TRANSACTIONS

Major related parties	Relationship with the Group
Hunan Qindao Network Media Technology Co., Ltd.	Affiliate of a long-term investee
Hunan Qindao Cultural Spread Ltd.	Long-term investee
Beijing Shiyue Haofeng Media Co., Ltd.	Long-term investee
Beijing Santi Cloud Union Technology Co., Ltd. (i)	Long-term investee
Beijing Santi Cloud Time Technology Co., Ltd. (i)	Affiliate of a long-term investee

(i)
The Company deconsolidated Beijing Santi Cloud Union Technology Co., Ltd. and its subsidiary, Beijing Santi Cloud Time Technology Co., Ltd. on March 31, 2020, and returned a remaining equity investment accounted as equity securities without determinable fair value that investment was further sold in November 2020.

(1)	Amount due from a related party-current

	As of December 31,
	2019	2020
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	4,382	—

Total	4,382	—

(ii)	The amount of RMB4,382 as of December 31, 2019 represented the uncollected amounts for the mobile marketing services provided to Hunan Qindao Network Media Technology Co., Ltd.

(2)	Amount due to related parties – current

	As of December 31,
	2019	2020
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	29,596	19,462
Others	10	—

Total	29,606	19,462

(iii)	The amount of RMB29,596 and RMB19,462 as of December 31, 2019 and 2020 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.
(3)	Sales to a related party

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (vi)	—	5,449	5,627

Total	—	5,449	5,627

(vi)	The sales to Hunan Qindao Network Media Technology Co., Ltd. represented mobile marketing services provided.

(4)	Purchase from related parties

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (v)	429,345	497,789	354,274
Beijing Santi Cloud Union Technology Co., Ltd. (vi)	—	—	5,511
Beijing Santi Cloud Time Technology Co., Ltd. (vi)	—	—	3,410
Beijing Shiyue Haofeng Media Co., Ltd. (v)	2,005	2,070	164

Total	431,350	499,859	363,359

(v)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represent the Revenue Sharing.
(vi)	The purchase from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. is mainly related to its bandwidth services.